INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	September 30, 2017	March 31, 2017
	$	$
Raw materials	225,735	119,985
Work in progress	5,707	108,264
Finished Goods	-	-
	231,442	228,249

	March 31,	March 31,
	2017	2016
	$	$
Raw Materials	119,985	-
Work in Progress	108,264	-
	228,249	-